Average Annual Total Returns - Invesco BulletShares 2029 Municipal Bond ETF	ETF InceptionDate	ETF 1Year	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Invesco BulletShares® Municipal Bond 2029 Index (reflects no deduction for fees, expenses or taxes) 1Year	Invesco BulletShares® Municipal Bond 2029 Index (reflects no deduction for fees, expenses or taxes) SinceInception	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Sep. 25, 2019	7.08%	5.50%	7.08%	5.33%	4.98%	4.47%	7.35%	5.87%	5.21%	4.71%